PROPRIETARY TECHNOLOGIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Proprietary technologies	$ 9,512,258	$ 9,512,258	$ 8,000,000
Less: Accumulated amortization	(1,605,591)	(1,397,634)	(1,022,325)
Net carrying amount	$ 7,906,667	$ 8,114,624	$ 6,977,675